Accrued Expenses and Other Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Accrued Expenses and Other Liabilities
Payroll and welfare payables	¥ 33,144	$ 5,080	¥ 18,226
VAT and other tax payables	29,257	4,484	46,465
Accrued expenses	16,171	2,478	17,499
Deposits from customers	35,109	5,381	7,005
Logistic fee payables	571	88	4,172
Payable to employee stock	12,813	1,964
Others	5,609	858	9,659
Total	¥ 132,674	$ 20,333	¥ 103,026